Financial instruments - Increase (Decrease) to Net Earnings Before Tax (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Currency risk increase [Member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	$ (1,599)	$ (2,205)
Currency risk increase [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	(5,594)	2,981
Currency risk decrease [Member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	1,599	2,205
Currency risk decrease [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	5,594	(2,981)
Commodity price risk increase [Member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	(28,192)	(36,508)
Commodity price risk increase [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	(44,106)	(18,421)
Commodity price risk decrease [Member] | Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	22,670	33,005
Commodity price risk decrease [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase or decrease to net earnings before tax due to change in fair value of financial instruments	$ 47,777	$ 17,351